Loans (Details 11) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Purchased credit Impaired carrying value	$ 72,763	$ 81,245
Allowance for purchased credit impaired loans	4,941	1,581
Outstanding balance	86,073	101,330
Total retained loans	685,498	627,218	728,915
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	28.20%	27.62%
Accretable yield activity [Abstract]
Beginning Balance	25,544	32,619	0
Washington Mutual acquisition	0	0	39,454
Accretion into interest income	(3,232)	(4,363)	(1,292)
Changes in interest rates on variable-rate loans	(819)	(4,849)	(5,543)
Other changes in expected cash flow	(2,396)	2,137	0
Ending Balance	19,097	25,544	32,619
Accretable yield percentage	4.35%	5.14%	5.81%
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Home Equity [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	6,324	6,139
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Home Equity [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	6,097	6,875
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Home Equity [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	4,019	5,713
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Home Equity [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,539	3,330
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Prime Mortgage [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,400	1,935
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Prime Mortgage [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	3,815	4,566
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Prime Mortgage [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,970	3,364
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Prime Mortgage [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,443	1,832
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Subprime Mortgage [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	432	409
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Subprime Mortgage [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	424	481
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Subprime Mortgage [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	374	497
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Subprime Mortgage [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	186	179
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Option ARMs [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,681	4,081
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Option ARMs [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	4,292	5,518
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Option ARMs [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	4,152	4,925
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Option ARMs [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,281	2,549
Refreshed FICO Scores Equal to or greater than 660 [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	11,837	12,564
Refreshed FICO Scores Equal to or greater than 660 [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	14,628	17,440
Refreshed FICO Scores Equal to or greater than 660 [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	10,515	14,499
Refreshed FICO Scores Equal to or greater than 660 [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	6,449	7,890
Refreshed FICO Scores Less than 660 [Member] | PCI Home Equity [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	4,052	4,401
Refreshed FICO Scores Less than 660 [Member] | PCI Home Equity [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,701	3,141
Refreshed FICO Scores Less than 660 [Member] | PCI Home Equity [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,483	1,930
Refreshed FICO Scores Less than 660 [Member] | PCI Home Equity [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,097	1,429
Refreshed FICO Scores Less than 660 [Member] | PCI Prime Mortgage [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,744	2,244
Refreshed FICO Scores Less than 660 [Member] | PCI Prime Mortgage [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	3,011	3,213
Refreshed FICO Scores Less than 660 [Member] | PCI Prime Mortgage [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,857	2,594
Refreshed FICO Scores Less than 660 [Member] | PCI Prime Mortgage [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,688	2,224
Refreshed FICO Scores Less than 660 [Member] | PCI Subprime Mortgage [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,129	2,084
Refreshed FICO Scores Less than 660 [Member] | PCI Subprime Mortgage [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,663	1,877
Refreshed FICO Scores Less than 660 [Member] | PCI Subprime Mortgage [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,477	1,917
Refreshed FICO Scores Less than 660 [Member] | PCI Subprime Mortgage [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,357	1,577
Refreshed FICO Scores Less than 660 [Member] | PCI Option ARMs [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	6,330	6,761
Refreshed FICO Scores Less than 660 [Member] | PCI Option ARMs [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	5,005	6,291
Refreshed FICO Scores Less than 660 [Member] | PCI Option ARMs [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	3,551	4,213
Refreshed FICO Scores Less than 660 [Member] | PCI Option ARMs [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,499	3,041
Refreshed FICO Scores Less than 660 [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	15,255	15,490
Refreshed FICO Scores Less than 660 [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	12,380	14,522
Refreshed FICO Scores Less than 660 [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	8,368	10,654
Refreshed FICO Scores Less than 660 [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	6,641	8,271
Purchased Credit Impaired [Member] | Current and less than 30 days past due and still accruing [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	61,802	73,341
PCI Home Equity [Member] | Current and less than 30 days past due and still accruing [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	25,783	29,697
PCI Prime Mortgage [Member] | Current and less than 30 days past due and still accruing [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	13,035	15,404
PCI Subprime Mortgage [Member] | Current and less than 30 days past due and still accruing [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	4,312	4,531
PCI Option ARMs [Member] | Current and less than 30 days past due and still accruing [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	18,672	23,709
PCI Home Equity [Member] | 30-149 Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,348	2,117
PCI Prime Mortgage [Member] | 30-149 Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,468	2,026
PCI Subprime Mortgage [Member] | 30-149 Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,020	1,383
PCI Option ARMs [Member] | 30-149 Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,215	4,010
30-149 Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	6,051	9,536
PCI Home Equity [Member] | 150 or More Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,181	1,144
PCI Prime Mortgage [Member] | 150 or More Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	4,425	4,542
PCI Subprime Mortgage [Member] | 150 or More Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,710	3,107
PCI Option ARMs [Member] | 150 or More Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	9,904	9,660
150 or More Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	18,220	18,453
90 days or more past due and still accruing [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Total retained loans	0	0
PCI Home Equity [Member] | California [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	17,012	19,749
PCI Prime Mortgage [Member] | California [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	10,891	12,657
PCI Subprime Mortgage [Member] | California [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,971	2,244
PCI Option ARMs [Member] | California [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	16,130	19,637
California [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	46,004	54,287
PCI Home Equity [Member] | New York [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,316	1,495
PCI Prime Mortgage [Member] | New York [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,111	1,239
PCI Subprime Mortgage [Member] | New York [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	736	774
PCI Option ARMs [Member] | New York [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,703	1,848
New York [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	4,866	5,356
PCI Home Equity [Member] | Texas [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	525	616
PCI Prime Mortgage [Member] | Texas [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	194	231
PCI Subprime Mortgage [Member] | Texas [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	435	476
PCI Option ARMs [Member] | Texas [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	155	191
Texas [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,309	1,514
PCI Home Equity [Member] | Florida [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,595	3,045
PCI Prime Mortgage [Member] | Florida [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,519	1,801
PCI Subprime Mortgage [Member] | Florida [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	906	1,049
PCI Option ARMs [Member] | Florida [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	3,916	5,106
Florida [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	8,936	11,001
PCI Home Equity [Member] | Illinois [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	627	723
PCI Prime Mortgage [Member] | Illinois [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	562	650
PCI Subprime Mortgage [Member] | Illinois [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	438	480
PCI Option ARMs [Member] | Illinois [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	760	896
Illinois [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,387	2,749
PCI Home Equity [Member] | Ohio [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	38	47
PCI Prime Mortgage [Member] | Ohio [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	91	106
PCI Subprime Mortgage [Member] | Ohio [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	122	135
PCI Option ARMs [Member] | Ohio [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	131	156
Ohio [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	382	444
PCI Home Equity [Member] | New Jersey [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	540	625
PCI Prime Mortgage [Member] | New Jersey [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	486	540
PCI Subprime Mortgage [Member] | New Jersey [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	316	350
PCI Option ARMs [Member] | New Jersey [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,064	1,166
New Jersey [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,406	2,681
PCI Home Equity [Member] | Michigan [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	95	113
PCI Prime Mortgage [Member] | Michigan [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	279	307
PCI Subprime Mortgage [Member] | Michigan [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	214	245
PCI Option ARMs [Member] | Michigan [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	345	448
Michigan [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	933	1,113
PCI Home Equity [Member] | Arizona [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	539	653
PCI Prime Mortgage [Member] | Arizona [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	359	438
PCI Subprime Mortgage [Member] | Arizona [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	165	194
PCI Option ARMs [Member] | Arizona [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	528	708
Arizona [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,591	1,993
PCI Home Equity [Member] | Washington [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,535	1,766
PCI Prime Mortgage [Member] | Washington [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	451	533
PCI Subprime Mortgage [Member] | Washington [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	178	200
PCI Option ARMs [Member] | Washington [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	745	877
Washington [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,909	3,376
PCI Home Equity [Member] | All other [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	3,490	4,126
PCI Prime Mortgage [Member] | All other [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,985	3,470
PCI Subprime Mortgage [Member] | All other [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,561	2,874
PCI Option ARMs [Member] | All other [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	5,314	6,346
All other [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	14,350	16,816
PCI Home Equity [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Purchased credit Impaired carrying value	24,459	26,520
Allowance for purchased credit impaired loans	1,583	0
Outstanding balance	28,312	32,958
Total retained loans	24,459	26,520
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	8.93%	9.89%
PCI Prime Mortgage [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Purchased credit Impaired carrying value	17,322	19,693
Allowance for purchased credit impaired loans	1,766	1,090
Outstanding balance	18,928	21,972
Total retained loans	17,322	19,693
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	31.13%	29.89%
PCI Subprime Mortgage [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Purchased credit Impaired carrying value	5,398	5,993
Allowance for purchased credit impaired loans	98	0
Outstanding balance	8,042	9,021
Total retained loans	5,398	5,993
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	46.38%	49.77%
PCI Option ARMs [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Purchased credit Impaired carrying value	25,584	29,039
Allowance for purchased credit impaired loans	1,494	491
Outstanding balance	30,791	37,379
Total retained loans	$ 25,584	$ 29,039
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	39.36%	36.57%